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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                 [  ] is a restatement.
                 [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                        Lonestar Capital Management, LLC
                               One Maritime Plaza
                                    Suite 750
                         San Francisco, California 94111

                         Form 13F File Number: 28-11133

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                    Yedi Wong
                             Chief Financial Officer
                                 (415) 362-7677







                                  /s/ Yedi Wong
                             ----------------------
                            San Francisco, California
                                 August 13, 2007



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                    Form 13 F Information Table Entry Total:

                                       15

                    Form 13 F Information Table Value Total:

                               $19,744 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE

Column 1                               Column 2   Column 3  Column 4    Column 5    Column 6 Column 7 Column 8
                                        TITLE                VALUE       SHARES/     SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                         OF CLASS   CUSIP     (x$1000)    PRN AMT     PRN CALL DSCRETN  MANAGERS SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

AEP INDUSTRIES INC CMN                   COM      001031103     $808     17,957      SH         SOLE    NONE    17,957
AVICI SYSTEMS INC CMN                    COM      05367L802     $300     40,000      SH         SOLE    NONE    40,000
BANK OF AMERICA CORP CMN                 COM      060505104   $1,956     40,000      SH  PUT    SOLE    NONE    40,000
EDDIE BAUER HOLDINGS INC CMN             COM      071625107   $1,087     84,600      SH         SOLE    NONE    84,600
GENITOPE CORPORATION CMN                 COM      37229P507     $270     70,000      SH         SOLE    NONE    70,000
ISHARES RUSSELL 2000 INDEX FUND          COM      464287655   $5,807     70,000      SH  PUT    SOLE    NONE    70,000
KHD HUMBOLDT WEDAG INTL LTD CMN          COM      482462108   $1,421     23,200      SH         SOLE    NONE    23,200
NEW YORK TIMES CO.A CMN CLASS A          COM      650111107     $762     30,000      SH  CALL   SOLE    NONE    30,000
ODYSSEY MARINE EXPLORATION INC CMN       COM      676118102       $9     15,000      SH         SOLE    NONE    15,000
POWERSHARES QQQ TRUST MUTUAL FUND INDEX
TRACKING STOCK                           UNITS    73935A104   $2,856     60,000      SH  PUT    SOLE    NONE    60,000
QUADRAMED CORPORATION CMN                COM      74730W101     $505    165,577      SH         SOLE    NONE   165,577
RETAIL VENTURES INC CMN                  COM      76128Y102     $807     50,000      SH         SOLE    NONE    50,000
STREETTRACKS GOLD TRUST ETF              ETF      863307104   $1,285     20,000      SH         SOLE    NONE    20,000
YAMANA GOLD INC CMN                      COM      98462Y100   $1,168    105,000      SH         SOLE    NONE   105,000
YOUNG BROADCASTING INC CL-A CMN CLASS A  COM      987434107     $622    168,600      SH         SOLE    NONE   168,600
